FPA CRESCENT FUND

Portfolio of investments

March 31, 2023

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 8.3%
Alphabet, Inc. Class A(a)	2,408,380	$249,821,257
Alphabet, Inc. Class C(a)	1,819,280	189,205,120
Meta Platforms, Inc. Class A(a)	940,467	199,322,576
Naspers, Ltd. N Shares (South Africa)	567,954	105,238,605
		$743,587,558
SEMICONDUCTOR DEVICES — 6.1%
Analog Devices, Inc.	1,523,239	$300,413,195
Broadcom, Inc.	226,116	145,062,459
NXP Semiconductors NV (Netherlands)	521,846	97,311,233
		$542,786,887
CABLE & SATELLITE — 4.6%
Charter Communications, Inc. Class A(a)	393,387	$140,679,125
Comcast Corp. Class A	7,087,694	268,694,480
		$409,373,605
INDUSTRIAL DISTRIBUTION & RENTAL — 4.5%
Ferguson PLC (Britain)	699,096	$93,504,090
Howmet Aerospace, Inc.	1,811,204	76,740,713
LG Corp. (South Korea)	1,430,916	91,115,310
Safran SA (France)	938,989	139,004,737
		$400,364,850
CEMENT & AGGREGATES — 4.0%
HeidelbergCement AG (Germany)	881,468	$64,362,268
Holcim AG (Switzerland)	4,554,944	293,754,255
		$358,116,523
ELECTRICAL COMPONENTS — 2.8%
TE Connectivity Ltd. (Switzerland)	1,869,808	$245,225,319
		$245,225,319
APPLICATION SOFTWARE — 2.5%
Activision Blizzard, Inc.	926,338	$79,285,269
Entain PLC (Isle of Man)	1,533,842	23,820,729
Epic Games, Inc.(a)(b)(c)(d)	33,130	9,740,220
Nexon Co. Ltd. (Japan)	1,965,397	46,931,263
Nintendo Co. Ltd. (Japan)	1,542,361	59,907,713
		$219,685,194
P&C INSURANCE — 2.4%
American International Group, Inc.	4,249,990	$214,029,496
		$214,029,496
DIVERSIFIED BANKS — 2.3%
Citigroup, Inc.	3,571,897	$167,486,250
Gulfport Energy Corp.(a)	526,060	42,084,800
		$209,571,050

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares	Fair Value
COMMON STOCKS - Continued
CHEMICALS — 2.0%
International Flavors & Fragrances, Inc.	1,968,793	$181,050,204
		$181,050,204
E-COMMERCE DISCRETIONARY — 2.0%
Alibaba Group Holding Ltd. (China)(a)	1,810,103	$22,925,836
Amazon.com, Inc.(a)	1,346,173	139,046,209
Delivery Hero SE (Germany)(a)(e)	551,839	18,825,930
		$180,797,975
INSURANCE BROKERS — 2.0%
Aon PLC Class A (Britain)	561,107	$176,911,426
		$176,911,426
INVESTMENT COMPANIES — 1.8%
Groupe Bruxelles Lambert SA (Belgium)	1,931,163	$164,805,508
		$164,805,508
INSTITUTIONAL BROKERAGE — 1.7%
Jefferies Financial Group, Inc.	4,697,583	$149,101,284
		$149,101,284
BANKS — 1.7%
Signature Bank	71,182	$13,026
Wells Fargo & Co.	3,961,725	148,089,281
		$148,102,307
BASE METALS — 1.6%
Glencore PLC (Switzerland)	25,011,010	$143,918,734
		$143,918,734
FOOD SERVICES — 1.5%
JDE Peet's NV (Netherlands)	4,041,690	$117,557,756
Just Eat Takeaway.com NV (Netherlands)(a)(e)	965,437	18,423,428
		$135,981,184
INTEGRATED UTILITIES — 1.2%
FirstEnergy Corp.	2,241,472	$89,793,368
PG&E Corp.(a)	1,139,161	18,420,234
		$108,213,602
MIDSTREAM - OIL & GAS — 1.2%
Kinder Morgan, Inc.	5,262,897	$92,153,327
Vitesse Energy, Inc.	552,872	10,521,154
		$102,674,481

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares	Fair Value
COMMON STOCKS - Continued
AUTOMOTIVE RETAILERS — 1.1%
CarMax, Inc.(a)	1,521,148	$97,779,394
		$97,779,394
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 1.1%
Cie Financiere Richemont SA Class A (Switzerland)	590,505	$94,691,050
		$94,691,050
WEALTH MANAGEMENT — 1.0%
LPL Financial Holdings, Inc.	426,531	$86,329,874
		$86,329,874
MARINE SHIPPING — 0.9%
Sound Holding FP (Luxembourg)(b)(c)(d)(f)(g)	1,146,250	$80,744,166
		$80,744,166
HOTELS, RESTAURANTS & LEISURE — 0.9%
Marriott International, Inc. Class A	458,700	$76,162,548
		$76,162,548
RAILROAD ROLLING STOCK — 0.8%
Westinghouse Air Brake Technologies Corp.	716,735	$72,433,239
		$72,433,239
BEVERAGES — 0.8%
Heineken Holding NV (Netherlands)	763,425	$70,042,798
		$70,042,798
ENTERTAINMENT CONTENT — 0.8%
Netflix, Inc.(a)	200,786	$69,367,547
		$69,367,547
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.6%
Samsung C&T Corp. (South Korea)	694,573	$57,843,034
		$57,843,034
INDUSTRIALS — 0.6%
Uber Technologies, Inc.(a)	1,747,274	$55,388,586
		$55,388,586

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares	Fair Value
COMMON STOCKS - Continued
HEALTH CARE SERVICES — 0.6%
ICON PLC (Ireland)(a)	233,915	$49,961,905
		$49,961,905
COMPUTER HARDWARE & STORAGE — 0.4%
Dell Technologies, Inc. C Shares	862,607	$34,685,428
		$34,685,428
REAL ESTATE OWNERS & DEVELOPERS — 0.3%
Swire Pacific Ltd. Class A (Hong Kong)	3,970,793	$30,515,478
		$30,515,478
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Douglas Emmett, Inc.	197,432	$2,434,337
Vornado Realty Trust	1,668,698	25,647,888
		$28,082,225
HOME PRODUCTS STORES — 0.3%
Herbalife Nutrition Ltd.(a)	1,628,225	$26,214,423
		$26,214,423
OIL & GAS SERVICES & EQUIPMENT — 0.2%
McDermott International Ltd.(a)(f)(g)	46,782,462	$15,906,037
		$15,906,037
TOTAL COMMON STOCKS — 64.9% (Cost $4,005,085,591)		$5,780,444,919

CLOSED END FUND
Altaba Escrow (b)(c)(d) (Cost $0)	4,756,180	$11,081,899

LIMITED PARTNERSHIPS
Footpath Ventures SPV IV LP (Private credit)(b)(c)(d)	150,000	$11,569,553
FPS Group Ltd.(b)(c)(d)(f)(g)	2,073,734	251,855,513
FPS Shelby Holdco I LLC (Marine Shipping)(b)(c)(d)(f)(g)	107,799	8,876,468
GACP II LP (Private credit)(b)(c)(d)	958,312	10,473,944
U.S. Farming Realty Trust LP (Real Estate)(b)(c)(d)(g)	350,000	475,328
U.S. Farming Realty Trust II LP (Real Estate)(b)(c)(d)(g)	120,000	3,033,086
TOTAL LIMITED PARTNERSHIPS — 3.2% (Cost $204,001,584)		$286,283,892

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares	Fair Value
PREFERRED STOCKS
ENGINEERING SERVICES — 0.2%
McDermott International, Inc. — 8.000%(b)(c)(d)(g)	22,591	$13,554,380
		$13,554,380
ENERGY — 0.0%
Gulfport Energy Corp. — 10.000%(b)(c)	1,345	$743,207
		$743,207
TOTAL PREFERRED STOCKS — 0.2% (Cost $1,272,525)		$14,297,587

WARRANT
ENERGY — 0.0%
Cie Financiere Richemont SA 11/22/2023 (Switzerland)(a) (Cost $0)	2,521,536	$3,169,317

SPECIAL PURPOSE ACQUISITION COMPANIES(a)
African Gold Acquisition Corp.	131,631	$1,316
Alpha Partners Technology Merger Corp.	40,319	412,463
Apollo Strategic Growth Capital II	206,968	2,121,422
Ares Acquisition Corp. A Shares	98,890	87,023
Atlantic Coastal Acquisition Corp.	412,865	17,382
Atlantic Coastal Acquisition Corp. II	160,436	7,669
Atlantic Coastal Acquisition Corp. II Class A	320,872	3,333,860
BigBear.ai Holdings, Inc.	266,952	72,077
Biote Corp.	1,834	770
BurTech Acquisition Corp.	1,007,550	41,511
C5 Acquisition Corp.	122,545	4,902
C5 Acquisition Corp. Class A	245,091	2,558,750
Churchill Capital Corp. VII	123,284	15,102
Churchill Capital Corp. VII Class A	616,422	6,250,519
DHC Acquisition Corp.	173,528	6,074
Digital Transformation Opportunities Corp.	18,063	903
Disruptive Acquisition Corp. I A Shares	344,045	27,524
ECARX Holdings, Inc. (Cayman Islands)	167,442	25,116
Flame Acquisition Corp.	516,072	294,161
Forest Road Acquisition Corp. II A Shares	248,596	49,346
Fusion Acquisition Corp. II A Shares	57,975	661
Global Partner Acquisition Corp. II	64,614	9,052
Golden Arrow Merger Corp.	344,044	17,271
GSR II Meteora Acquisition Corp.	451	40
GSR II Meteora Acquisition Corp. Class A	425	4,395
Heliogen, Inc.	98,835	3,440
InterPrivate IV InfraTech Partners, Inc.	173,295	15,597
Landcadia Holdings IV, Inc.	310,750	51,118
MariaDB PLC (Ireland)	316,054	76,643
Metals Acquisition Corp. (Cayman Islands)	179,967	131,376
Metals Acquisition Corp. Class A (Cayman Islands)	539,903	5,517,809
NioCorp Developments Ltd. (Canada)	216,065	143,359
Northern Star Investment Corp. III	91,782	4,589
Northern Star Investment Corp. IV	70,911	2,553
Northern Star Investment Corp. IV Class A	425,470	4,284,483

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares or Principal Amount	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - Continued
Plum Acquisition Corp. I	193,976	$36,856
PowerUp Acquisition Corp.	46,911	491,627
Prenetics Global Ltd.	10,692	788
Ross Acquisition Corp. II	77,074	20,193
Slam Corp.	178,581	41,074
Stratim Cloud Acquisition Corp.	223,883	40,299
Swvl Holdings Corp.	27,467	571
Tio Tech A Class A (Germany)	297,050	3,029,910
TLG Acquisition One Corp. Class A	414,327	12,844
Twelve Seas Investment Co. II	330,005	16,401
Virgin Orbit Holdings, Inc.	94,559	4,463
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES — 0.3% (Cost $29,415,991)		$29,285,302

BONDS & DEBENTURES

CORPORATE BONDS & NOTES — 0.3%
CONSUMER, NON-CYCLICAL — 0.1%
Herbalife Nutrition Ltd./HLF Financing, Inc. — 7.875% 9/1/2025(e)	$8,545,000	$7,989,575

ENERGY — 0.0%
Gulfport Energy Corp. — 6.000% 10/15/2024	$18,209,000	$11,472
Gulfport Energy Corp. — 6.375% 5/15/2025	8,822,000	5,558
Gulfport Energy Corp. — 6.375% 1/15/2026	9,128,000	5,750
Gulfport Energy Corp. — 6.625% 5/1/2023	9,417,000	5,933
Gulfport Energy Corp. — 8.000% 5/17/2026	596,287	588,833
		$617,546
FINANCIAL — 0.2%
Vornado Realty LP — 2.150% 6/1/2026	$8,623,000	$6,831,962
Vornado Realty LP — 3.500% 1/15/2025	8,815,000	7,941,366
		$14,773,328
TOTAL CORPORATE BONDS & NOTES — 0.3% (Cost $22,272,703)		$23,380,449

CONVERTIBLE BONDS — 1.7%
COMMUNICATIONS — 1.7%
Delivery Hero SE (Germany) — 1.000% 4/30/2026	$2,600,000	$2,107,487
Delivery Hero SE (Germany) — 1.000% 1/23/2027	86,200,000	67,214,328
Wayfair, Inc. — 0.625% 10/1/2025	84,672,000	61,621,669
Wayfair, Inc. — 1.000% 8/15/2026	4,278,000	2,822,874
Zillow Group, Inc. — 1.375% 9/1/2026	12,336,000	14,513,304
Zillow Group, Inc. — 2.750% 5/15/2025	1,703,000	1,740,466
TOTAL CONVERTIBLE BONDS — 1.7% (Cost $155,860,749)		$150,020,128

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
CORPORATE BANK DEBT — 0.6%
Cornerstone OnDemand, Inc., 1M USD LIBOR + 3.750% — 8.590% 10/16/2028(d)(h)(i)	$2,558,080	$2,324,656
Farfetch U.S. Holdings, Inc., 3M SOFR + 6.250% — 10.889% 10/20/2027(d)(h)(i)	19,531,050	17,993,956
McDermott Intl Senior Exit LC — 3.000% 6/30/2024(d)(g)(i)(j)(m)	19,843,000	(8,929,350)
McDermott LC, 1M USD LIBOR + 4.000% — 8.754% 12/31/2025(b)(c)(d)(g)(h)(i)(j)(k)	28,718,370	18,167,706
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 5.840% 6/30/2025(d)(g)(h)(i)	34,449,738	22,736,827
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 7.840% 6/28/2024(d)(g)(h)(i)	1,074,221	644,533
Vision Solutions, Inc., 3M USD LIBOR — 8.818% 4/24/2028(d)(h)(i)	2,558,015	2,235,066
TOTAL CORPORATE BANK DEBT — 0.6% (Cost $108,454,794)		$55,173,394

U.S. TREASURIES — 16.1%
U.S. Treasury Bills — 4.516% 6/1/2023(l)	$35,000,000	$34,737,885
U.S. Treasury Bills — 4.524% 4/4/2023(l)	63,000,000	62,992,333
U.S. Treasury Bills — 4.533% 4/11/2023(l)	80,000,000	79,917,376
U.S. Treasury Bills — 4.547% 4/6/2023(l)	51,000,000	50,980,365
U.S. Treasury Bills — 4.563% 6/6/2023(l)	22,000,000	21,819,987
U.S. Treasury Bills — 4.566% 4/18/2023(l)	75,000,000	74,856,922
U.S. Treasury Bills — 4.619% 4/25/2023(l)	90,000,000	89,747,865
U.S. Treasury Bills — 4.634% 4/13/2023(l)	104,000,000	103,870,946
U.S. Treasury Bills — 4.635% 4/20/2023(l)	80,000,000	79,823,512
U.S. Treasury Bills — 4.648% 4/27/2023(l)	90,000,000	89,725,662
U.S. Treasury Bills — 4.714% 5/2/2023(l)	135,000,000	134,505,846
U.S. Treasury Bills — 4.723% 5/4/2023(l)	75,000,000	74,707,178
U.S. Treasury Bills — 4.741% 5/9/2023(l)	75,000,000	74,649,720
U.S. Treasury Bills — 4.741% 5/16/2023(l)	81,000,000	80,548,717
U.S. Treasury Bills — 4.747% 5/18/2023(l)	128,000,000	127,260,544
U.S. Treasury Bills — 4.777% 5/11/2023(l)	78,000,000	77,627,105
U.S. Treasury Bills — 4.777% 5/25/2023(l)	75,000,000	74,498,513
U.S. Treasury Bills — 4.816% 5/30/2023(l)	44,000,000	43,675,359
U.S. Treasury Notes — 0.125% 4/30/2023	20,000,000	19,937,084
U.S. Treasury Notes — 1.750% 5/15/2023	37,000,000	36,875,362
TOTAL U.S. TREASURIES — 16.1% (Cost $1,432,387,849)		$1,432,758,281
TOTAL BONDS & DEBENTURES — 18.7% (Cost $1,718,976,095)		$1,661,332,252
TOTAL INVESTMENT SECURITIES — 87.4% (Cost $5,958,751,786)		$7,785,895,168

SHORT-TERM INVESTMENTS — 12.7%
Amazon.com, Inc.
— 4.645% 5/17/2023	$45,000,000	$44,738,375
— 4.693% 5/8/2023	100,000,000	99,527,223
— 4.70% 5/22/2023	50,000,000	49,674,167
— 4.761% 5/12/2023	50,000,000	49,734,639
— 4.765% 6/2/2023	35,000,000	34,719,106

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - Continued
— 4.802% 5/18/2023	$18,000,000	$17,889,550
— 4.821% 5/10/2023	12,000,000	11,938,640
— 4.824% 5/12/2023	19,000,000	18,897,864
Apple, Inc. — 4.866% 4/28/2023	35,000,000	34,874,525
Coca-Cola Co.
— 4.879% 5/23/2023	117,700,000	116,890,747
— 4.934% 5/10/2023	38,600,000	38,398,026
Johnson & Johnson
— 4.751% 5/15/2023	20,000,000	19,886,333
— 4.823% 4/24/2023	90,000,000	89,728,600
— 4.903% 5/9/2023	29,000,000	28,853,067
Nestle Capital Corp. — 4.595% 4/4/2023	50,000,000	49,981,250
Roche Holdings, Inc.
— 3.041% 5/4/2023	40,000,000	39,979,911
— 3.059% 5/4/2023	40,000,000	39,979,911
— 4.615% 4/3/2023	50,000,000	49,987,444
— 4.659% 4/14/2023	21,000,000	20,965,420
— 4.795% 4/26/2023	20,000,000	19,934,722
— 4.808% 5/12/2023	29,000,000	28,844,439
— 4.820% 5/3/2023	50,000,000	49,790,222
— 4.831% 5/5/2023	20,000,000	19,910,656
— 4.868% 5/15/2023	12,000,000	11,930,040
— 4.869% 5/17/2023	40,000,000	39,756,200
Walt Disney Co. — 5.073% 4/19/2023	100,000,000	99,751,000
State Street Bank Repurchase Agreement — 1.440% 4/3/2023
(Dated 03/31/2023, repurchase price of $4,093,491, collateralized by $4,193,400 principal amount U.S. Treasury Notes — 3.875% 2025, fair value $4,174,890)(m)	4,093,000	4,093,000
TOTAL SHORT-TERM INVESTMENTS — 12.7% (Cost $1,130,655,077)		$1,130,655,077
TOTAL INVESTMENTS — 100.1% (Cost $7,089,406,863)		$8,916,550,245
Other Assets and Liabilities, net — (0.1)%		(5,432,102)
NET ASSETS — 100.0%		$8,911,118,143

(a)	Non-income producing security.
(b)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(c)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 4.72% of total net assets at March 31, 2023.
(d)	Restricted securities. These restricted securities constituted 5.04% of total net assets at March 31, 2023, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(f)	Controlled company.
(g)	Affiliated Security.

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

(h)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2023. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	For corporate bank debt, the rate shown may represent a weighted average interest rate.
(j)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(k)	As of March 31, 2023 the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. At March 31, 2023, unfunded commitments totaled $1,244,357.
(l)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(m)	Security pledged as collateral.

Total Return Swaps - Short

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.(d)	CDOR01M + 1.500%	Annual	Cowen	8/8/2023	$2,662,520	$(1,558,969)	—	$(1,558,969)
Green Thumb Industries, Inc.(d)	OBFR + 1.500%	Annual	Cowen	8/7/2023	1,793,862	(2,399,265)	—	(2,399,265)
Trulieve Cannabis Corp.(d)	CDOR01M + 1.500%	Annual	Cowen	8/8/2023	651,889	(2,108,499)	—	(2,108,499)
Verano Holdings Corp.(d)	CDOR01M + 1.500%	Annual	Cowen	8/8/2023	1,619,914	(975,708)	—	(975,708)
						$(7,042,441)	—	$(7,042,441)

FPA CRESCENT FUND

Portfolio of investments – RESTRICTED SECURITIES

March 31, 2023

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Altaba Escrow	09/01/2021, 03/15/2022	$—	$11,081,899	0.12%
Cornerstone OnDemand, Inc. 1M USD LIBOR + 3.750% — 8.590% 10/16/2028	03/31/2023	2,300,546	2,324,656	0.03%
Cresco Labs, Inc.	08/16/2022	—	(1,558,969)	(0.02)%
Epic Games, Inc.	06/25/2020	19,049,750	9,740,220	0.11%
Farfetch U.S. Holdings, Inc. 3 mo. USD Term SOFR 6.250% — 10.889% 10/20/2027	03/31/2023	18,374,223	17,993,956	0.20%
Footpath Ventures SPV IV LP (Private credit)	09/24/2021	15,376,200	11,569,553	0.13%
FPS Group Ltd.	01/03/2022, 02/03/2022, 02/04/2022, 03/09/2022, 04/01/2022, 04/29/2022	175,591,450	251,855,513	2.83%
FPS Shelby Holdco I LLC (Marine Shipping)	02/04/2020, 03/26/2020, 04/29/2020, 07/24/2020	13,033,934	8,876,468	0.10%
GACP II LP (Private credit)	01/17/2020	—	10,473,944	0.12%
Green Thumb Industries, Inc.	08/16/2022	—	(2,399,265)	(0.03)%
McDermott International, Inc.	12/31/2020	—	13,554,380	0.15%
McDermott Intl Senior Exit LC — 3.000% 6/30/2024	07/01/2020	(8,631,705)	(8,929,350)	(0.10)%
McDermott LC 1M USD LIBOR + 4.000% — 8.754% 12/31/2025	03/04/2021, 03/05/2021	35,777,645	18,167,706	0.20%
McDermott Technology Americas, Inc. 1M USD LIBOR + 1.000% — 5.840% 6/30/2025	03/31/2023, 01/30/2023, 03/01/2023, 12/31/2021, 01/31/2022, 02/28/2022, 03/31/2022, 05/31/2022, 06/30/2022, 07/31/2022, 08/31/2022, 09/30/2022, 10/31/2022	57,440,064	22,736,827	0.25%
McDermott Technology Americas, Inc. 1M USD LIBOR + 3.000% — 7.840% 6/28/2024	07/01/2020	1,074,184	644,533	0.01%
Sound Holding FP (Luxembourg)	10/07/2013	16,752,396	80,744,166	0.91%
Trulieve Cannabis Corp.	08/16/2022	—	(2,108,499)	(0.02)%
U.S. Farming Realty Trust II LP (Real Estate)	12/24/2012, 04/29/2013, 06/17/2013, 10/28/2013, 01/14/2014, 04/22/2014, 06/25/2014, 09/09/2014, 10/08/2014, 12/18/2014, 06/18/2015, 07/29/2015	—	3,033,086	0.03%
U.S. Farming Realty Trust LP (Real Estate)	11/26/2010, 01/31/2011, 03/09/2011, 04/15/2011, 05/10/2011, 06/27/2011, 08/15/2011, 10/17/2011, 10/28/2011, 11/28/2011, 01/03/2012, 01/26/2012, 04/05/2012, 07/13/2012, 12/07/2012, 08/01/2013	—	475,328	0.01%
Verano Holdings Corp.	08/08/2022	—	(975,708)	(0.01)%
Vision Solutions, Inc., 3M USD LIBOR — 8.818% 4/24/2028	04/24/2021, 12/07/2022	2,119,837	2,235,066	0.02%
TOTAL RESTRICTED SECURITIES		$348,258,524	$449,535,510	5.04%

FPA CRESCENT FUND

Portfolio of investments

March 31, 2023

(Unaudited)

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships in a manner consistent with U.S. GAAP for investment companies. The Fund applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the net asset valuation. Investments in limited partnerships are included in Level 3 of the fair value hierarchy based on the limited rights of withdrawal by the Fund as specified in the respective agreements. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1. The investments in limited partnerships represent investments in private funds which are valued at their net asset value as a practical expedient. The net asset value of the limited partnerships has been estimated primarily based upon the pro-rata ownership of the fair value of the limited partnerships as reported by the management of the limited partnerships. Investments in private funds can never be redeemed. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the limited partnerships.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2023:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$638,348,953	$105,238,605	—	$743,587,558
Semiconductor Devices	542,786,887	—	—	542,786,887
Cable & Satellite	409,373,605	—	—	409,373,605
Industrial Distribution & Rental	170,244,803	230,120,047	—	400,364,850
Cement & Aggregates	—	358,116,523	—	358,116,523
Electrical Components	245,225,319	—	—	245,225,319
Application Software	79,285,269	130,659,705	$9,740,220	219,685,194
P&C Insurance	214,029,496	—	—	214,029,496
Diversified Banks	209,571,050	—	—	209,571,050
Chemicals	181,050,204	—	—	181,050,204
E-Commerce Discretionary	139,046,209	41,751,766	—	180,797,975
Insurance Brokers	176,911,426	—	—	176,911,426
Investment Companies	—	164,805,508	—	164,805,508
Institutional Brokerage	149,101,284	—	—	149,101,284
Banks	148,102,307	—	—	148,102,307
Base Metals	—	143,918,734	—	143,918,734
Food Services	117,557,756	18,423,428	—	135,981,184
Integrated Utilities	108,213,602	—	—	108,213,602
Midstream - Oil & Gas	102,674,481	—	—	102,674,481
Automotive Retailers	97,779,394	—	—	97,779,394
Apparel, Footwear & Accessory Design	—	94,691,050	—	94,691,050
Wealth Management	86,329,874	—	—	86,329,874
Marine Shipping	—	—	80,744,166	80,744,166
Hotels, Restaurants & Leisure	76,162,548	—	—	76,162,548
Railroad Rolling Stock	72,433,239	—	—	72,433,239
Beverages	—	70,042,798	—	70,042,798
Entertainment Content	69,367,547	—	—	69,367,547
Commercial & Residential Building Equipment & Systems	—	57,843,034	—	57,843,034
Industrials	55,388,586	—	—	55,388,586
Health Care Services	49,961,905	—	—	49,961,905
Computer Hardware & Storage	34,685,428	—	—	34,685,428
Real Estate Owners & Developers	—	30,515,478	—	30,515,478
Real Estate Investment Trusts	28,082,225	—	—	28,082,225
Home Products Stores	26,214,423	—	—	26,214,423
Oil & Gas Services & Equipment	15,906,037	—	—	15,906,037
Closed End Fund
Medical Equipment	—	—	11,081,899	11,081,899
Limited Partnerships	—	—	286,283,892	286,283,892
Preferred Stocks
Engineering Services	—	—	13,554,380	13,554,380
Energy	—	—	743,207	743,207
Warrant
Energy	3,169,317	—	—	3,169,317
Special Purpose Acquisition Companies	28,793,675	491,627	—	29,285,302
Corporate Bonds & Notes	—	23,380,449	—	23,380,449
Convertible Bonds	—	150,020,128	—	150,020,128
Corporate Bank Debt	—	37,005,688	18,167,706	55,173,394
U.S. Treasuries	—	1,432,758,281	—	1,432,758,281
Short-Term Investments	—	1,130,655,077	—	1,130,655,077
	$4,275,796,849	$4,220,437,926	$420,315,470	$8,916,550,245
Total Return Swaps	—	$(7,042,441)	—	$(7,042,441)
	—	$(7,042,441)	—	$(7,042,441)

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2023:

Investments	Beginning Value at December 31, 2022	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2023	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2023
Common Stocks	$76,647,943	$13,836,443	—	—	—	$90,484,386	$13,836,443
Limited Partnerships	296,732,420	10,668,368	$1,372,000	$(22,488,896)	—	286,283,892	10,668,368
Preferred Stocks	14,226,880	70,735	—	(28)	—	14,297,587	70,707
Closed End Funds	17,597,866	1,284,169	—	(7,800,136)	—	11,081,899	(6,515,967)
Special Purpose Acquisition Companies	10,321,320	193,570	—	(10,514,890)	—	—	—
Corporate Bank Debt	18,167,706	—	—	—	—	18,167,706	—
Purchased Options (interest rate risk)	8,633,821	(8,633,821)	—	—	—	—	—
	$442,327,956	$17,419,464	$1,372,000	$(40,803,950)	—	$420,315,470	$18,059,551

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2023.

Financial Assets	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average
Corporate Bank Debt	$18,167,706	Pricing Model (a)	Quotes/Prices	$55.00	$55.00

Preferred Stock	$14,297,587	Pricing Model (a)	Quotes/Prices	$552.57 - $600.00	$597.53

Common Stocks- Long	$80,744,166	Market Approach (b)	Shipping Broker Valuations	10%	10%

	$9,740,220	Most Recent Capitalization (Funding) (c)	Market Discount	70%	70%

Closed End Funds	$11,081,899	Pricing Model (e)	Last Reported Trade	$2.33	$2.33

Limited Partnerships	$260,731,981	Market Approach (b)	Shipping Broker Valuations	20% - 69%	22%

	$3,508,414	Discounted NAV (d)	Market Discount	20% - 25%	21%

	$22,043,497	NAV as Practical Expedient (f)	Market Discount	20%	20%

(a)  The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(b) The Discounted Cash Flow valuation technique involves estimating the value of an asset based on discounting a future stream of estimated cash flows using a discount rate determined by the Advisor.

(c)  The fair value of the investment is based on capital funding terms and discounted on market trends.  If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

(d) The NAV provided by the general partner has been discounted for the possible impact from various exit strategies under consideration by the general partner.

(e)  The Pricing Model technique for Level 3 securities involves the last reported trade in the security.

(f) No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of the Fund's measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund's valuation procedures than the Limited Partnerships are not being reported at fair value.

The following represents the impact on fair value measurements to changes in unobservable inputs:

	Increase in Inputs Impact on	Decrease in Inputs Impact on
Unobservable Inputs (a)	Valuation	Valuation
Discounted External Valuation	Decrease	Increase

(a) Unobservable Inputs from Quotes/Prices and Last Executed Trade were not included because the Fund does not develop the quantitative inputs and they are not readily available.

Options Contracts: An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premiums paid.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange. Unrealized appreciation or depreciation on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the foreign exchange rates at the end of the period is included in the Statement of Assets and Liabilities under the caption “Forward Foreign Currency Contracts.” Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the year are included in the Statement of Operations under the caption “Forward Foreign Currency Contracts.”

FPA CRESCENT FUND

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

Credit Default Swaps: The Fund enters into credit default swap contracts for investment purposes and to manage its credit risk. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. The Fund may purchase or sell protection. A seller of protection generally receives an upfront payment or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments received are accrued daily and accounted for as realized gains. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The buyer of protection generally pays an upfront premium or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments paid are accrued daily and accounted for as realized losses.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

Total Return Swaps: A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.